Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
RACWI US ETF (RAUS)
(the “Fund”)
September 30, 2026
Supplement to the Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”),
each dated June 18, 2025, as previously supplemented

The Fund’s sub-adviser has changed its name from Research Affiliates, LLC to Syzygy Asset Management, LLC. Accordingly, all references to “Research Affiliates, LLC” in the Fund’s Summary Prospectus, Prospectus, and SAI are replaced with “Syzygy Asset Management, LLC.” Additionally, the Fund’s sub-adviser is no longer affiliated with RAFI Indices, LLC, which continues to serve as the Fund’s index provider.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.